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This amendment (check only one): [ ] is a restatement
                                 [x] adds new holding entries

Institutional Investment Manager Filing this report:
Name: Horseman Capital Management Ltd (SEC No: 801-64522)
Address: 9 Chester Close
London SW1X 7BE, United Kingdom

Form 13f - File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing
is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form

Person signing this report of the Reporting Manager:

Name: Christopher Harrison
Title: Director
Phone: +44-207-8387580

Signature, Place and Date of Signing



Christopher Harrison

London
19 APRIL 2007

[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report)
[ ] 13f NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers)
[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion is reported by other reporting manager(s)).
List of other Managers reporting for this Manager: NONE

                                                                          INV   OTHR   VOTING
ISSUER NAME                 CLASS      ID_CUSIP  Value (x$1000) Share No. DISC  MGR    AUTH
APPLE INC                 Common Share 037833100        22,763   245,000  YES   None    Sole
CATERPILLAR INC           Common Share 149123101        21,765   324,700  YES   None    Sole
INFOSYS TECHNOLOGIES-SP ADCommon Share 456788108        20,854   415,000  YES   None    Sole
UNIBANCO-GDR              Common Share 90458E107         1,399    16,000  YES   None    Sole
BRASIL DISTR PAO ACU-SP ADCommon Share 20440T201           815    28,200  YES   None    Sole
CIA SIDERURGICA NACL-SP ADCommon Share 20440W105         1,070    25,000  YES   None    Sole
TORCHMARK CORP            Common Share 891027104        20,930   319,100  YES   None    Sole
BANCO ITAU HOLDING FIN-ADRCommon Share 059602201         1,323    38,000  YES   None    Sole
SOUTHERN COPPER CORP      Common Share 84265V105         1,018    14,200  YES   None    Sole
PETROLEO BRASILEIRO S.A.-ACommon Share 71654V408         1,353    13,600  YES   None    Sole
CHESAPEAKE ENERGY CORP    Common Share 165167107        32,517 1,053,000  YES   None    Sole
TALISMAN ENERGY INC       Common Share 87425E103        16,766   954,800  YES   None    Sole
JOHNSON & JOHNSON         Common Share 478160104        16,873   280,000  YES   None    Sole
SHINHAN FINANCIAL GRP-ADR Common Share 824596100         1,367    12,000  YES   None    Sole
DEVON ENERGY CORPORATION  Common Share 25179M103        45,311   654,600  YES   None    Sole
CHINA PETROLEUM & CHEM-ADRCommon Share 16941R108         1,343    15,900  YES   None    Sole
DEERE & CO                Common Share 244199105        14,164   130,500  YES   None    Sole
SHIP FINANCE INTL LTD     Common Share BMG81075106      17,565   641,285  YES   None    Sole
TELEKOMUNIK INDONESIA-SP ACommon Share 715684106         1,467    34,000  YES   None    Sole
CIA VALE DO RIO DOCE-ADR  Common Share 204412209         1,339    36,200  YES   None    Sole
REINSURANCE GROUP OF AMERICommon Share 759351109        11,640   201,900  YES   None    Sole
CONOCOPHILLIPS            Common Share 20825C104        75,650 1,106,800  YES   None    Sole
VALERO ENERGY CORP        Common Share 91913Y100         4,837    75,000  YES   None    Sole
DIANA SHIPPING INC        Common Share MHY2066G104       7,056   400,000  YES   None    Sole
ALLSTATE CORP             Common Share 020002101        34,829   579,900  YES   None    Sole
APACHE CORP               Common Share 037411105        35,860   507,210  YES   None    Sole
MITSUBISHI UFJ FINL GRP-ADCommon Share 606822104           642    57,000  YES   None    Sole
METLIFE INC               Common Share 59156R108        31,209   494,200  YES   None    Sole
AGRIUM INC                Common Share 008916108         4,166   108,700  YES   None    Sole
ANADARKO PETROLEUM CORP   Common Share 032511107        20,798   483,900  YES   None    Sole
NORFOLK SOUTHERN CORP     Common Share 655844108        36,761   726,500  YES   None    Sole
KOOKMIN BANK-SPON ADR     Common Share 50049M109         1,352    15,000  YES   None    Sole
ARCHER-DANIELS-MIDLAND CO Common Share 039483102        31,195   850,000  YES   None    Sole
ARCELOR MITTAL-CLASS A NY Common Share 03937E101        16,925   320,000  YES   None    Sole
BURLINGTON NORTHERN SANTA Common Share 12189T104        37,191   462,400  YES   None    Sole
NABORS INDUSTRIES LTD     Common Share BMG6359F103      14,835   500,000  YES   None    Sole
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